Trade and other payables (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Non-current	$ 483,908	$ 406,598
Current	1,870,552	1,104,982
Total	$ 2,354,460	$ 1,511,580